Subsequent Events - Additional Information (Details) - Subsequent Event [Member] - Pipeline Repair Settlement Case [Member] - Flame Acquisition Corp [Member]	Mar. 26, 2024 USD ($)
Non Reversionary Qualified Settlement Fund [Member]
Subsequent Event [Line Items]
Other commitment	$ 35,000,000
Letter of Credit [Member]
Subsequent Event [Line Items]
Letter of credit	$ 35,000,000